Reserves for unpaid losses and loss adjustment expenses - Average Annual Percentage Payout of Incurred Losses and Allocated LAE by Age, Net of Reinsurance (Details)	Dec. 31, 2019
Other property
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	17.80%
Year 2	42.50%
Year 3	20.10%
Year 4	7.20%
Year 5	3.10%
Year 6	1.80%
Year 7	0.90%
Year 8	0.30%
Year 9	0.10%
Year 10	0.70%
Property Catastrophe Excess
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	12.70%
Year 2	45.70%
Year 3	19.00%
Year 4	9.80%
Year 5	2.30%
Year 6	2.00%
Year 7	1.90%
Year 8	0.70%
Year 9	0.50%
Year 10	0.80%
Agriculture
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	22.30%
Year 2	67.50%
Year 3	4.80%
Year 4	0.40%
Year 5	1.10%
Year 6	0.10%
Year 7	0.10%
Year 8	0.00%
Year 9	0.00%
Year 10	0.00%
Global Accident & Health
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	46.10%
Year 2	42.60%
Year 3	9.60%
Year 4	1.40%
Year 5	0.30%
Year 6	0.10%
Year 7	0.00%
Year 8	0.00%
Year 9	0.10%
Year 10	0.00%
Aviation & Space
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	25.30%
Year 2	29.40%
Year 3	17.80%
Year 4	9.60%
Year 5	5.20%
Year 6	2.70%
Year 7	2.50%
Year 8	(0.30%)
Year 9	2.60%
Year 10	0.40%
Trade credit
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	32.30%
Year 2	35.40%
Year 3	17.60%
Year 4	4.80%
Year 5	1.80%
Year 6	0.30%
Year 7	0.10%
Year 8	0.10%
Year 9	0.30%
Year 10	(0.20%)
Environmental
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	1.00%
Year 2	6.30%
Year 3	0.00%
Year 4	0.00%
Year 5	0.00%
Year 6	0.00%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Year 10	0.00%
Marine
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	18.10%
Year 2	30.50%
Year 3	22.20%
Year 4	9.70%
Year 5	5.40%
Year 6	6.40%
Year 7	2.60%
Year 8	2.70%
Year 9	1.40%
Year 10	0.70%
Surety
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	7.30%
Year 2	9.00%
Year 3	19.00%
Year 4	14.70%
Year 5	12.40%
Year 6	17.80%
Year 7	1.70%
Year 8	2.00%
Year 9	0.90%
Year 10	0.30%
Contingency
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	42.20%
Year 2	36.20%
Year 3	10.80%
Year 4	1.70%
Year 5	3.20%
Year 6	0.00%
Year 7	0.20%
Year 8	0.40%
Year 9	0.40%
Year 10	0.00%
Casualty
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	5.90%
Year 2	9.40%
Year 3	9.50%
Year 4	11.10%
Year 5	7.30%
Year 6	10.00%
Year 7	0.60%
Year 8	13.40%
Year 9	1.00%
Year 10	0.70%
Runoff & Other
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	66.90%
Year 2	20.60%
Year 3	2.00%
Year 4	1.50%
Year 5	1.10%
Year 6	1.10%
Year 7	0.70%
Year 8	0.50%
Year 9	0.20%
Year 10	0.10%